Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory rate	$ (101,047)	$ (68,921)	$ (50,316)
Valuation allowance for deferred tax assets	92,197	(9,445)	53,431
State and local income taxes, net of federal benefit	2,096	(26,681)	52
Research and development tax credits	(7,067)	(6,883)	(5,469)
Change in fair value of warrants	22,539	4,310	(595)
Non-deductible compensation expense	23,838	0	0
Share-based compensation	(33,950)	(939)	(66)
Other	4,154	4,091	3,061
Tax provision	$ 2,760	$ (104,468)	$ 98
Effective tax rate	(0.57%)	31.80%	(0.04%)